Consolidated statements of changes in equity (Statement) - USD ($) $ in Thousands		Total	Bonikro Gold Stream	Yamana Group	Troilus Gold Royalty	Valkyrie Royalty Inc.	Coral Gold Resources Ltd.	Blackwater Gold Royalty	CMC	Share Options	Restricted Share Units	Deferred Share Units	Total	Total Blackwater Gold Royalty	Total CMC	Total Share Options	Total Restricted Share Units	Total Deferred Share Units	Common shares	Common shares Bonikro Gold Stream	Common shares Yamana Group	Common shares Troilus Gold Royalty	Common shares Valkyrie Royalty Inc.	Common shares Coral Gold Resources Ltd.	Common shares Blackwater Gold Royalty	Net parent investment	Warrants	Warrants Troilus Gold Royalty	Warrants Coral Gold Resources Ltd.	Warrants CMC	Contributed surplus	Contributed surplus Share Options	Contributed surplus Restricted Share Units	Contributed surplus Deferred Share Units	Retained Earnings	Non-controlling interests	Non-controlling interests CMC
Beginning balance (in shares) at Dec. 31, 2019	[1]																		32,771,752
Beginning balance at Dec. 31, 2019		$ 75,880																	$ 0							$ 75,880	$ 0				$ 0				$ 0
Net income (loss) and comprehensive income (loss)		20,111
Net income and comprehensive income		20,111																								2,485									17,626
Net parent investment		15,175																								15,175
Issuance of shares to parent		0																	93,540							(93,540)
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over:		21,737								$ 1,108									$ 21,737													$ 1,108
Dividends declared		(4,187)																																	(4,187)
Issuance of shares - Acquisitions (in shares)	[1]																		1,477,777	6,873,844	6,650,000	576,923	739,997	3,999,423	79,185
Acquisitions:		9,652	$ 38,160	$ 37,786	$ 6,665	$ 8,906	$ 40,232	$ 628											$ 9,652	$ 38,160	$ 37,786	$ 6,456	$ 8,906	$ 37,603	$ 628			$ 209	$ 2,629
Share-based compensation										1,329	$ 1,030	$ 383																				1,329	$ 1,030	$ 383
Settlement of restricted share units in common shares (in shares)	[1]																		45,780
Settlement of restricted share units in common shares		(393)																	$ 366												(759)
Share issuance costs, net of income taxes of $247		(624)																	$ (624)
Ending balance (in shares) at Dec. 31, 2020	[1]																		56,542,768
Ending balance at Dec. 31, 2020		273,578											$ 273,578						$ 254,210							$ 0	2,838				3,091				13,439	$ 0
Net income (loss) and comprehensive income (loss)		(1,459)							$ 667				(1,676)																						(1,676)	217
Net income and comprehensive income		(1,676)
Dividends declared		(9,042)											(8,996)																						(8,996)	(46)
Issuance of shares - Acquisitions (in shares)																									79,185
Acquisitions:								$ 669	$ 24,081					$ 669	$ 324										$ 669					$ 324							$ 23,757
Share-based compensation										$ 603	$ 1,064	$ 644				$ 603	$ 1,064	$ 644														$ 603	$ 1,064	$ 644
Share options and warrants exercised (in shares)																			29,177
Share options and warrants exercised		44											44						$ 186												(142)
Settlement of restricted share units in common shares (in shares)																			33,204
Settlement of restricted share units in common shares		(270)											(270)						$ 240												(528)				18
Warrant issuance costs		(6)											(6)														(6)
Ending balance (in shares) at Dec. 31, 2021																			56,684,334
Ending balance at Dec. 31, 2021		$ 289,906											$ 265,978						$ 255,305								$ 3,156				$ 4,732				$ 2,785	$ 23,928

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2020 for purposes of these consolidated financial statements.